3. PATENTS	12 Months Ended
Mar. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
PATENTS

3. PATENTS

Patents consist of the following:

	March 31, 2018	March 31, 2017
Patents	$211,645	$211,645
Accumulated amortization	(135,813)	(126,649)
	$75,832	$84,996

Amortization expense for patents for the years ended March 31, 2018 and 2017 was $9,164 and $9,165, respectively. Future amortization expense on patents is estimated to be approximately $9,000 per year based on the estimated life of the patents. The weighted average remaining life of our patents is approximately 3.2 years.